Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares	Common shares Ordinary Shares	Common shares Deferred Shares	Common shares Deferred B Shares	Common shares Deferred C Shares	Additional Paid in Capital	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance at Dec. 31, 2019	$ 254,839		$ 2	$ 0	$ 118	$ 0	$ 500,560	$ (8,691)	$ (237,150)
Beginning balance (in shares) at Dec. 31, 2019			44,983,006	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	73,953		$ 1				73,952
Issuance of ordinary shares, net of issuance costs			7,250,000
Share-based compensation expense	6,235						6,235
Restricted shares - forfeited			50
Exercise of share options	24						24
Exercise of share options			14,976
Unrealized gain on foreign currency translation	(17,701)							(17,701)
Net loss	(29,873)								(29,873)
Ending balance at Mar. 31, 2020	287,478		$ 3	$ 0	$ 118	$ 0	580,772	(26,392)	(267,023)
Ending balance (in shares) at Mar. 31, 2020			52,247,932	34,425	88,893,548	1
Beginning balance at Dec. 31, 2020	210,032		$ 3	$ 0	$ 118	$ 0	595,016	(5,861)	(379,244)
Beginning balance (in shares) at Dec. 31, 2020			52,346,231	34,425	88,893,548	1
Stockholders' Equity
Issuance of ordinary shares, net of issuance costs	122,198						122,198
Issuance of ordinary shares, net of issuance costs			18,147,078
Reversal of share-based compensation expense	$ (670)						(670)
Vesting of restricted stock (in shares)		21,500
Exercise of share options	545		545
Unrealized gain on foreign currency translation	$ 1,273							1,273
Net loss	(33,266)								(33,266)
Ending balance at Mar. 31, 2021	$ 299,567		$ 3	$ 0	$ 118	$ 0	$ 716,544	$ (4,588)	$ (412,510)
Ending balance (in shares) at Mar. 31, 2021			70,515,354	34,425	88,893,548	1